Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]
Beginning balance at Dec. 31, 2011	$ 1,482,661	$ 31,163	$ 1,135,880	$ 375,184	$ 24,457	$ (84,023)
Beginning balance, Shares at Dec. 31, 2011		31,163,070				1,789,165
Net income	76,395			76,395
Other comprehensive income	20				20
Cash dividends declared, $1.36 per share	(40,107)			(40,107)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit	2,222		(354)			2,576
Reissuance of treasury stock under incentive plans, Shares						(51,328)
Common stock issued for acquisitions	39,203	754	38,449
Common stock issued for acquisitions, Shares		754,315
Treasury stock issued for recognition and retention plans			(7,702)			7,702
Treasury stock issued for recognition and retention plans, Shares						(163,505)
Share-based compensation cost	9,907		9,907
Treasury stock acquired at cost	(40,433)					(40,433)
Treasury stock acquired at cost, Shares						853,308
Ending balance at Dec. 31, 2012	1,529,868	31,917	1,176,180	411,472	24,477	(114,178)
Ending balance, Shares at Dec. 31, 2012		31,917,385				2,427,640
Net income	65,103			65,103
Other comprehensive income	(40,968)				(40,968)
Cash dividends declared, $1.36 per share	(40,434)			(40,434)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit	6,707		(607)			7,314
Reissuance of treasury stock under incentive plans, Shares						(147,392)
Treasury stock issued for recognition and retention plans			(7,992)			7,992
Treasury stock issued for recognition and retention plans, Shares						(149,407)
Share-based compensation cost	10,703		10,703
Ending balance at Dec. 31, 2013	1,530,979	31,917	1,178,284	436,141	(16,491)	(98,872)
Ending balance, Shares at Dec. 31, 2013		31,917,385				2,130,841
Net income	105,450			105,450
Other comprehensive income	24,016				24,016
Cash dividends declared, $1.36 per share	(44,317)			(44,317)
Reissuance of treasury stock under incentive plans, net of shares surrendered in payment, including tax benefit	10,071		3,242			6,829
Reissuance of treasury stock under incentive plans, Shares						(190,443)
Common stock issued for acquisitions	214,665	3,346	211,319
Common stock issued for acquisitions, Shares		3,345,516
Treasury stock issued for recognition and retention plans			(6,197)			6,197
Treasury stock issued for recognition and retention plans, Shares						(130,901)
Share-based compensation cost	11,985		11,985
Ending balance at Dec. 31, 2014	$ 1,852,849	$ 35,263	$ 1,398,633	$ 497,274	$ 7,525	$ (85,846)
Ending balance, Shares at Dec. 31, 2014		35,262,901				1,809,497